Loans Receivable from Franchisees, Net - Schedule of Loan Receivables from Franchisees (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	$ 1,254,057	$ 801,512	$ 362,917
Allowance for expected credit loss	(232,876)	(55,520)
Loan receivables from franchisees, net	1,021,181	745,992
Gao Wenjing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	52,691	52,685
Wang Shimei [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	52,691
Zeng Yongjian [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	46,369	46,361
Song Mingfang [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	52,691
Wang Zhiya [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	52,691	52,685
Yu Yang [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	108,896	52,685
Wang Limin [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross		52,685
Wang Xuefeng [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	182,664	182,641
Zheng Yanhai [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	9,133	9,132
Chen Yu [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	9,133	9,132
Zhang Ying [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	9,133	9,132
Wang Hongli [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	9,133	9,132
Ge Xiaoqing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross		9,132
Zhu Hongjun [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross		52,685
Liu Jie [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross		52,685
Zhou Qianqian [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross		52,685
Meng Hao [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	52,691	52,685
Liu Zonghui [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross		52,685
Wu Yinghan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	182,664
Liu Yuping [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	182,664
Xiao Yang [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	18,266
Shen Yue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	9,133
Zhao Zhe [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	9,134
Shen Huaimei [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	108,896
Tang Sumei [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	52,692
Li Ruonan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees gross	$ 52,692	$ 52,685